Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Proceeds from Royalties Received	$ 3.6	$ 1.9
Licensing Agreements [Member]
Other Commitments [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent	0.4	0.2
Abcam [Member]
Other Commitments [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent	$ 0.4	$ 0.4